AXS Green Alpha ETF
SCHEDULE OF INVESTMENTS
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.4%
	AGRICULTURE — 0.4%
19,132	Vital Farms, Inc.*	$300,181
	AUTO MANUFACTURERS — 3.9%
19,778	Rivian Automotive, Inc. - Class A*	463,992
7,551	Tesla, Inc.*	1,876,273
67,416	XPeng, Inc. - ADR*,1	983,599
		3,323,864
	AUTO PARTS & EQUIPMENT — 0.9%
111,843	QuantumScape Corp.*	777,309
	BIOTECHNOLOGY — 12.8%
30,831	Arcturus Therapeutics Holdings, Inc.*	972,102
5,814	BioNTech S.E. - ADR*,1	613,610
108,897	Caribou Biosciences, Inc.*	623,980
58,837	CRISPR Therapeutics A.G.*,1	3,683,196
123,507	Editas Medicine, Inc.*	1,251,126
4,145	Illumina, Inc.*	577,150
21,658	Intellia Therapeutics, Inc.*	660,352
19,354	Moderna, Inc.*	1,924,755
42,840	Prime Medicine, Inc.*	379,562
18,629	Verve Therapeutics, Inc.*	259,688
		10,945,521
	BUILDING MATERIALS — 1.3%
13,208	Trex Co., Inc.*	1,093,490
	CHEMICALS — 0.7%
20,841	Daqo New Energy Corp. - ADR*,1	554,371
	COMPUTERS — 7.4%
5,063	Apple, Inc.	974,780
2,451	Crowdstrike Holdings, Inc. - Class A*	625,789
20,446	International Business Machines Corp.	3,343,943
24,586	Rapid7, Inc.*	1,403,861
		6,348,373
	DIVERSIFIED FINANCIAL SERVICES — 2.4%
72,711	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,005,369
	ELECTRIC — 3.1%
92,307	Brookfield Renewable Corp. - Class A1	2,657,519
	ELECTRONICS — 2.1%
28,952	ABB Ltd. - ADR[1]	1,282,574

AXS Green Alpha ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ELECTRONICS (Continued)
4,819	Advanced Energy Industries, Inc.	$524,885
		1,807,459
	ENERGY-ALTERNATE SOURCES — 14.2%
44,095	Canadian Solar, Inc.*,1	1,156,612
4,669	Enphase Energy, Inc.*	616,962
10,660	First Solar, Inc.*	1,836,505
15,794	Fluence Energy, Inc.*	376,687
70,604	FREYR Battery S.A.*,1	132,029
45,883	JinkoSolar Holding Co., Ltd. - ADR[1]	1,694,918
37,005	Maxeon Solar Technologies Ltd.*,1	265,326
2,456	SolarEdge Technologies, Inc.*	229,881
87,743	SunPower Corp.*	423,799
29,097	Sunrun, Inc.*	571,174
120,966	TPI Composites, Inc.*	500,799
135,319	Vestas Wind Systems A/S*	4,297,178
		12,101,870
	ENVIRONMENTAL CONTROL — 0.1%
139,315	Li-Cycle Holdings Corp.*,1	81,471
	FOOD — 3.5%
8,145	Danone S.A.	527,966
73,762	Natural Grocers by Vitamin Cottage, Inc.	1,180,192
27,350	Sprouts Farmers Market, Inc.*	1,315,808
		3,023,966
	HEALTHCARE-PRODUCTS — 1.8%
158,218	Pacific Biosciences of California, Inc.*	1,552,119
	HEALTHCARE-SERVICES — 0.4%
211,952	Ginkgo Bioworks Holdings, Inc.*	358,199
	INVESTMENT COMPANIES — 2.1%
136,677	Horizon Technology Finance Corp.	1,800,036
	IRON/STEEL — 0.5%
7,812	Commercial Metals Co.	390,912
	OFFICE FURNISHINGS — 1.5%
42,966	Interface, Inc.	542,231
53,909	Steelcase, Inc. - Class A	728,850
		1,271,081

AXS Green Alpha ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REITS — 13.7%
11,723	Alexandria Real Estate Equities, Inc.	$1,486,125
15,471	Boston Properties, Inc.	1,085,600
13,866	Digital Realty Trust, Inc.	1,866,086
2,019	Equinix, Inc.	1,626,082
187,066	Hudson Pacific Properties, Inc.	1,741,585
28,919	Kilroy Realty Corp.	1,152,133
35,347	SL Green Realty Corp.	1,596,624
38,549	Vornado Realty Trust	1,089,009
		11,643,244
	SEMICONDUCTORS — 25.2%
4,002	Analog Devices, Inc.	794,637
26,591	Applied Materials, Inc.	4,309,604
4,075	ASML Holding N.V.[1]	3,084,449
56,922	Infineon Technologies A.G.	2,376,822
4,435	Lam Research Corp.	3,473,758
16,754	QUALCOMM, Inc.	2,423,131
44,285	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR[1]	4,605,640
10,216	Wolfspeed, Inc.*	444,498
		21,512,539
	TELECOMMUNICATIONS — 1.4%
57,101	SK Telecom Co., Ltd. - ADR[1]	1,221,961
	TOTAL COMMON STOCKS
	(Cost $77,110,970)	84,770,854
	TOTAL INVESTMENTS — 99.4%
	(Cost $77,110,970)	84,770,854
	Other Assets in Excess of Liabilities — 0.6%	489,077
	TOTAL NET ASSETS — 100.0%	$85,259,931

ADR – American Depository Receipt

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.